GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 9.61%
66,899	Agnico Eagle Mines Ltd	$ 4,075,973
185,000	Anglo American PLC	9,611,803
23,500	Arkema SA	2,809,208
91,700	BHP Group Ltd	3,536,749
230,500	BlueScope Steel Ltd	3,584,304
80,800	Boliden AB	4,093,721
24,271	Croda International PLC(a)	2,496,159
61,800	Evonik Industries AG	1,714,493
324,300	Fortescue Metals Group Ltd	4,985,099
88,430	Franco-Nevada Corp	14,072,123
3,776	Givaudan SA(a)	15,605,968
36,900	Kaneka Corp	1,065,876
101,000	Kansai Paint Co Ltd	1,621,454
710,000	Kingboard Holdings Ltd	3,424,430
196,100	Mitsubishi Chemical Holdings Corp(a)	1,304,209
162,500	Mitsubishi Gas Chemical Co Inc	2,745,614
120,900	Mitsui Chemicals Inc	3,039,375
47,700	Nippon Soda Co Ltd(b)	1,312,202
130,468	Novozymes A/S Class B(a)	8,945,434
89,400	Rio Tinto Ltd	7,992,387
651,900	St Barbara Ltd	687,170
92,154	Svenska Cellulosa AB SCA Class B(a)	1,798,712
51,972	Symrise AG	6,231,102
62,000	Tokuyama Corp	867,524
65,651	Wheaton Precious Metals Corp	3,121,987
51,800	Yara International ASA	2,590,271
		113,333,347
Communications — 4.30%
1,412,200	BT Group PLC	3,366,189
216,800	Deutsche Telekom AG	4,037,733
70,500	Freenet AG(b)	1,886,661
291,500	KDDI Corp(a)	9,557,306
5,386	Nice Ltd Sponsored ADR(b)	1,179,534
348,200	Nippon Telegraph & Telephone Corp(a)	10,116,571
628,600	Nokia OYJ(b)	3,465,113
401,000	Orange SA(a)	4,748,387
296,000	Telefonica SA	1,434,500
48,500	Telenet Group Holding NV	1,569,352
302,800	Television Francaise 1	2,936,373
36,300	United Internet AG	1,245,755
47,720	Wolters Kluwer NV(b)	5,095,140
		50,638,614
Consumer, Cyclical — 9.05%
14,171	adidas AG	3,302,230
258,400	Barratt Developments PLC	1,758,459
39,800	Bayerische Motoren Werke AG	3,439,438
43,600	Bellway PLC	1,385,394
160,600	Betsson AB Class B	978,286
Shares		Fair Value
Consumer, Cyclical — (continued)
44,457	Cie Financiere Richemont SA	$ 5,635,142
42,153	Cie Generale des Etablissements Michelin SCA	5,712,419
929,000	Currys PLC	1,101,044
29,400	Daimler Truck Holding AG(b)	815,413
71,400	Daiwa House Industry Co Ltd	1,852,882
181,000	Daiwabo Holdings Co Ltd(b)	2,425,797
100,600	EDION Corp(a)	934,036
2,827	Faurecia SE(a)	73,527
774,900	Harvey Norman Holdings Ltd(a)	3,087,998
108,200	Haseko Corp(a)(b)	1,242,765
131,500	Honda Motor Co Ltd	3,727,054
440,100	International Consolidated Airlines Group SA(a)(b)	687,345
198,100	Isuzu Motors Ltd	2,556,832
233,700	ITOCHU Corp(a)	7,905,127
56,500	Japan Airlines Co Ltd(a)(b)	1,053,347
83,700	Jardine Cycle & Carriage Ltd	1,540,427
38,900	Kaufman & Broad SA	1,293,988
216,300	Kindred Group PLC	2,359,959
1,038,600	Kingfisher PLC	3,461,732
86,100	Kohnan Shoji Co Ltd	2,461,057
62,600	K's Holdings Corp(a)	645,231
6,617	LVMH Moet Hennessy Louis Vuitton SE	4,723,235
248,400	Marubeni Corp(a)	2,884,473
58,800	Mercedes-Benz Group AG	4,133,843
94,900	Mitsubishi Corp	3,543,481
143,000	Okamura Corp	1,409,602
338,300	Pirelli & C SpA(c)	1,835,628
366,571	Redrow PLC	2,509,627
42,331	Ryanair Holdings PLC Sponsored ADR(b)	3,687,877
166,012	Stellantis NV	2,704,697
202,900	Super Retail Group Ltd	1,559,151
156,700	Teijin Ltd	1,743,650
52,900	Tokmanni Group Corp	876,247
64,300	Toyota Boshoku Corp	1,045,569
338,100	Volvo AB Class B(a)	6,307,373
101,200	Yamaha Motor Co Ltd	2,258,556
113,500	Yokohama Rubber Co Ltd	1,558,645
627,500	Yue Yuen Industrial Holdings Ltd(b)	1,012,549
29,822	Zalando SE(b)(c)	1,510,021
		106,741,153
Consumer, Non-Cyclical — 25.37%
60,600	Adecco Group AG	2,748,911
84,181	Amadeus IT Group SA(b)	5,473,318
52,700	Arcs Co Ltd(b)	913,791
173,000	Babcock International Group PLC(b)	734,317
59,100	Bayer AG	4,042,408
17,698	Beiersdorf AG	1,867,831

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
204,600	British American Tobacco PLC	$ 8,591,261
37,220	Bruker Corp	2,393,246
148,200	Carrefour SA	3,237,321
131	Chocoladefabriken Lindt & Spruengli AG	1,561,766
295,330	Diageo PLC	14,978,507
29,154	EssilorLuxottica SA	5,332,022
192,429	Experian PLC	7,410,914
62,800	Ezaki Glico Co Ltd	1,916,245
56,900	Fresenius SE & Co KGaA	2,089,817
606,700	GlaxoSmithKline PLC	13,125,508
141,400	Imperial Brands PLC	2,977,621
3,000	Indivior PLC(b)	11,035
593,400	Inghams Group Ltd	1,356,420
75,955	Intertek Group PLC	5,166,352
37,400	Ipsen SA	4,681,562
103,800	Ito En Ltd	5,087,286
883,000	J Sainsbury PLC	2,915,786
138,600	Kao Corp	5,659,129
33,780	Kerry Group PLC Class A	3,778,039
75,200	Kobayashi Pharmaceutical Co Ltd(a)	6,025,251
249,600	Koninklijke Ahold Delhaize NV	8,028,555
9,400	Kose Corp	983,480
121,600	Lion Corp	1,350,179
35,525	L'Oreal SA	14,190,372
73,600	Medipal Holdings Corp(a)	1,211,026
107,500	Megmilk Snow Brand Co Ltd	1,746,132
716,900	Metcash Ltd(a)	2,426,996
208,273	Nestle SA	27,079,377
85,200	Nihon Kohden Corp	2,044,461
20,700	Nissin Foods Holdings Co Ltd	1,451,385
135,900	Novartis AG	11,930,872
64,095	Ocado Group PLC(a)(b)	975,948
84,700	Ono Pharmaceutical Co Ltd	2,123,039
74,916	Pernod Ricard SA	16,459,968
82,400	Prima Meat Packers Ltd(b)	1,481,514
46,200	Randstad NV(a)	2,779,172
138,897	Reckitt Benckiser Group PLC	10,594,043
52,477	Roche Holding AG	20,763,148
167,100	Rohto Pharmaceutical Co Ltd	5,044,147
106,200	Sanofi	10,857,909
254,500	Santen Pharmaceutical Co Ltd	2,544,602
196,800	Scandinavian Tobacco Group A/S(c)	4,196,445
67,000	Secom Co Ltd	4,846,908
102,000	Securitas AB Class B	1,150,695
2,861	SGS SA	7,953,993
27,900	Societe BIC SA	1,411,988
30,600	Sohgo Security Services Co Ltd	997,911
378,300	Tate & Lyle PLC	3,610,140
34,900	Terumo Corp	1,056,022
977,100	Tesco PLC	3,534,811
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
145,300	Toyo Suisan Kaisha Ltd	$ 5,199,146
18,300	UCB SA	2,188,637
1,986,000	United Laboratories International Holdings Ltd	1,038,662
2,862,751	WH Group Ltd(c)	1,789,417
		299,116,764
Diversified — 0.31%
505,000	CK Hutchison Holdings Ltd	3,692,767
Energy — 2.53%
2,489,600	Beach Energy Ltd	2,905,210
78,000	OMV AG	3,727,478
394,400	Repsol SA	5,179,482
400,500	Shell PLC	10,974,557
139,900	TotalEnergies SE	7,078,916
		29,865,643
Financial — 15.26%
248,600	3i Group PLC	4,480,166
38,100	Aareal Bank AG	1,197,561
160,100	ABN AMRO Bank NV(a)(c)	2,046,666
388,300	Aegon NV	2,058,441
20,500	Allianz SE	4,895,593
75,900	ASR Nederland NV	3,553,862
126,400	Australia & New Zealand Banking Group Ltd	2,590,442
417,300	Aviva PLC	2,468,575
151,800	AXA SA	4,443,867
17,700	Baloise Holding AG	3,161,162
324,500	Banco Bilbao Vizcaya Argentaria SA	1,859,256
921,078	Banco Santander SA(b)	3,131,617
174,300	Bank Leumi Le-Israel BM	1,871,145
395,800	Bank of Ireland Group PLC(b)	2,516,952
78,400	BNP Paribas SA	4,493,645
214,400	Chiba Bank Ltd(b)	1,260,612
118,300	CNP Assurances(a)	2,848,023
233,700	Credit Agricole SA	2,792,393
310,500	Credit Suisse Group AG	2,444,292
133,100	Dai-ichi Life Holdings Inc	2,698,489
146,700	Danske Bank A/S	2,453,663
121,400	DBS Group Holdings Ltd	3,180,950
97,300	Deutsche Bank AG(b)	1,225,422
31,469	Deutsche Boerse AG	5,664,792
170,600	DNB Bank ASA	3,857,085
46,050	Euronext NV(c)	4,183,559
99,200	Fukuoka Financial Group Inc	1,914,155
580,800	Gunma Bank Ltd	1,674,020
210,600	Hachijuni Bank Ltd(a)	697,773
147,023	Hiscox Ltd	1,895,585
198,500	ING Groep NV(a)	2,072,536
73,565	Julius Baer Group Ltd	4,259,010
26,703	Jyske Bank A/S(b)	1,451,429
638,500	Kerry Properties Ltd	1,797,680
24,110	LEG Immobilien SE	2,750,799

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,003,400	Legal & General Group PLC	$ 3,556,127
3,478,000	Lloyds Banking Group PLC	2,117,759
354,080	Mebuki Financial Group Inc	737,333
210,400	Mediobanca Banca di Credito Finanziario SpA	2,126,208
449,760	Mitsubishi HC Capital Inc	2,089,178
547,200	Mitsubishi UFJ Financial Group Inc	3,382,320
203,073	Mizuho Financial Group Inc	2,590,068
473,800	Nomura Holdings Inc	1,992,692
221,800	Nordea Bank Abp	2,282,764
315,100	North Pacific Bank Ltd	613,386
347,800	ORIX Corp	6,932,544
819,600	Resona Holdings Inc	3,490,955
89,600	Shinoken Group Co Ltd	751,431
53,400	Societe Generale SA	1,431,521
40,600	Sompo Holdings Inc	1,783,982
676,600	Stockland REIT(b)	2,144,152
117,900	Sumitomo Mitsui Financial Group Inc(a)	3,724,270
12,500	Swiss Life Holding AG	8,010,074
104,105	Sydbank AS(b)	3,567,004
99,742	TAG Immobilien AG(b)	2,265,534
732,712	UBS Group AG	14,318,151
986,300	UnipolSai Assicurazioni SpA	2,921,377
293,300	United Overseas Bank Ltd	6,862,634
91,708	Vonovia SE	4,274,571
		179,857,252
Industrial — 17.51%
18,542	Agilent Technologies Inc	2,440,368
1,300	AP Moller - Maersk A/S Class B	3,916,676
714,900	Aurizon Holdings Ltd	1,965,010
553,100	Austal Ltd	780,903
976,400	BAE Systems PLC	9,167,235
57,900	Bekaert SA	2,268,267
98,500	Bouygues SA	3,438,070
91,300	bpost SA(b)	603,594
115,700	Brother Industries Ltd	2,104,053
2,832,000	China Resources Cement Holdings Ltd	2,347,602
102,300	Cia de Distribucion Integral Logista Holdings SA(a)	1,877,683
69,600	Cie de Saint-Gobain	4,141,249
125,000	Deutsche Post AG	5,969,017
25,700	Dfds A/S	1,096,010
10,300	Disco Corp	2,880,266
197,932	Epiroc AB Class A	4,233,540
101,042	GEA Group AG(b)	4,141,464
6,393	Geberit AG	3,941,007
170,944	Halma PLC	5,590,550
207,300	Hazama Ando Corp(a)	1,532,016
51,979	Hirose Electric Co Ltd	7,534,592
80,800	Holcim Ltd	3,929,851
111,300	Hosiden Corp	1,050,263
339,097	IMI PLC	6,032,850
Shares		Fair Value
Industrial — (continued)
133,000	Japan Aviation Electronics Industry Ltd	$ 2,154,472
101,400	Kamigumi Co Ltd	1,820,190
100,400	Kinden Corp	1,288,361
33,354	Knorr-Bremse AG	2,559,059
70,900	Kumagai Gumi Co Ltd(b)	1,562,643
1,881,000	Lee & Man Paper Manufacturing Ltd(a)	973,940
130,402	Legrand SA	12,398,234
238,900	Leonardo SpA(b)	2,374,004
35,400	Nichiha Corp(b)	723,922
140,700	Nikon Corp(a)	1,502,399
73,400	Nippon Electric Glass Co Ltd	1,623,543
17,248	Nordson Corp	3,906,453
408,000	NWS Holdings Ltd	373,408
197,000	Obayashi Corp	1,445,928
53,600	Omron Corp	3,561,288
266,700	Rengo Co Ltd	1,703,610
30,700	Rheinmetall AG	6,489,050
32,200	Sankyu Inc	1,049,534
23,348	Schindler Holding AG	5,002,779
126,970	Schneider Electric SE	21,317,152
140,200	Seino Holdings Co Ltd	1,275,527
208,700	Shimadzu Corp	7,178,134
92,300	Signify NV(c)	4,293,578
16,365	Sika AG	5,414,423
221,400	SKF AB Class B	3,625,428
11,400	SMC Corp	6,372,533
7,806	Spectris PLC	264,635
45,006	Spirax-Sarco Engineering PLC	7,354,660
64,700	Taisei Corp	1,861,304
34,200	Tsubakimoto Chain Co(b)	851,109
57,100	Valmet OYJ(a)	1,776,704
128,200	Venture Corp Ltd	1,652,120
33,612	Wartsila OYJ Abp	306,908
94,600	Wienerberger AG	2,856,524
1,024,000	Xinyi Glass Holdings Ltd(a)	2,455,210
124,000	Yokogawa Electric Corp	2,112,775
		206,463,677
Technology — 10.12%
70,796	Analog Devices Inc	11,694,083
35,475	ANSYS Inc(b)	11,268,634
3,960	ASML Holding NV	2,646,173
15,250	Atos SE	416,427
169,699	Cadence Design Systems Inc(b)	27,908,698
20,559	Capgemini SE	4,562,131
17,500	Check Point Software Technologies Ltd(b)	2,419,550
120,021	Dassault Systemes SE	5,896,500
73,000	DTS Corp(b)	1,596,076
26,374	Infineon Technologies AG	892,238
222,500	Micro Focus International PLC	1,175,303
149,671	Nomura Research Institute Ltd	4,883,359

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Technology — (continued)
27,600	Obic Co Ltd	$ 4,127,168
2,174,000	PAX Global Technology Ltd	1,772,305
189,694	Samsung Electronics Co Ltd	10,854,850
45,998	SAP SE	5,097,900
18,800	Siltronic AG	1,931,735
139,006	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	14,492,766
17,644	Texas Instruments Inc	3,225,156
63,500	Tokyo Seimitsu Co Ltd(b)	2,506,735
		119,367,787
Utilities — 0.94%
1,543,900	A2A SpA	2,644,362
441,300	Drax Group PLC	4,535,271
92,467	Enagas SA	2,053,361
276,700	Enel SpA(b)	1,847,468
		11,080,462
TOTAL COMMON STOCK — 95.00% (Cost $1,012,959,569)		$1,120,157,466
PREFERRED STOCK
Consumer, Cyclical — 0.97%
44,600	Porsche Automobil Holding SE	4,290,276
240,113	Schaeffler AG	1,483,946
33,100	Volkswagen AG	5,688,310
		11,462,532
Consumer, Non-Cyclical — 0.84%
24,400	Draegerwerk AG & Co KGaA	1,355,252
127,067	Henkel AG & Co KGaA	8,504,864
		9,860,116
TOTAL PREFERRED STOCK — 1.81% (Cost $30,281,318)		$21,322,648
WARRANTS
Consumer, Cyclical — 0.01%
86,430	Cie Financiere Richemont SA(b)	68,279
TOTAL WARRANTS — 0.01% (Cost $0)		$68,279
GOVERNMENT MONEY MARKET MUTUAL FUNDS
7,262,000	BlackRock FedFund Institutional Class(d), 0.23%(e)	7,262,000
7,890,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 0.30%(e)	7,890,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
7,622,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.25%(e)	$ 7,622,000
7,832,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.25%(e)	7,832,000
4,754,000	JPMorgan U.S. Government Money Market Fund Capital Shares(d), 0.25%(e)	4,754,000
3,414,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(d), 0.23%(e)	3,414,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.29% (Cost $38,774,000)		$38,774,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 4.13%
$20,677,517	Undivided interest of 19.14% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $20,677,517 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(d)	20,677,517
20,677,517	Undivided interest of 19.14% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $20,677,517 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(d)	20,677,517

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 7,308,496	Undivided interest of 46.65% in a repurchase agreement (principal amount/value $15,668,589 with a maturity value of $15,668,720) with Citigroup Global Markets Inc, 0.30%, dated 3/31/22 to be repurchased at $7,308,496 on 4/1/22 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 5/3/22 - 8/15/51, with a value of $15,981,961.(d)	$ 7,308,496
TOTAL SHORT TERM INVESTMENTS — 4.13% (Cost $48,663,530)		$48,663,530
TOTAL INVESTMENTS — 104.24% (Cost $1,130,678,417)		$1,228,985,923
OTHER ASSETS & LIABILITIES, NET — (4.24)%		$(49,936,855)
TOTAL NET ASSETS — 100.00%		$1,179,049,068
(a)	All or a portion of the security is on loan at March 31, 2022.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2022.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Summary of Investments by Country as of March 31, 2022.
Country	Fair Value	Percentage of Fund Investments
Japan	$225,194,899	18.32%
France	153,726,406	12.51
United Kingdom	151,310,766	12.31
United States	150,274,167	12.23
Switzerland	143,828,205	11.70
Germany	106,994,130	8.71
Australia	39,601,993	3.22
Netherlands	39,462,380	3.21
Denmark	25,626,660	2.09
Sweden	24,547,715	2.00
Canada	21,270,083	1.73
Spain	21,009,217	1.71
Hong Kong	20,677,970	1.68
Ireland	17,393,781	1.42
Taiwan	14,492,766	1.18
Italy	13,749,047	1.12
Singapore	13,236,130	1.08
South Korea	10,854,850	0.88
Finland	8,707,736	0.71
Belgium	6,629,850	0.54
Austria	6,584,002	0.54
Norway	6,447,356	0.52
Israel	5,470,229	0.44
Bermuda	1,895,585	0.15
Total	$1,228,985,923	100.00%
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$115,436,458	$1,004,721,008	$—	$1,120,157,466
Preferred Stock	—	21,322,648	—	21,322,648
Warrants	—	68,279	—	68,279
Government Money Market Mutual Funds	38,774,000	—	—	38,774,000
Short Term Investments	—	48,663,530	—	48,663,530
Total Assets	$154,210,458	$1,074,775,465	$0	$1,228,985,923
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2022